SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Lives of Major Asset Categories (Details)	12 Months Ended
Dec. 31, 2018
Minimum | Buildings, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P2Y
Minimum | Underground mobile equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P4Y
Minimum | Light vehicles and other mobile equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P2Y
Minimum | Furniture, computer and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P1Y
Maximum | Buildings, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P29Y
Maximum | Underground mobile equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P7Y
Maximum | Light vehicles and other mobile equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P10Y
Maximum | Furniture, computer and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	P10Y